TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 0	$ 229
Current accounts	1,110,481	1,699,252
Trade receivables with related parties (Note 25)	80,078	77,416
Allowance for doubtful accounts (Note 18)	(9,870)	(9,472)
Trade receivables, net - Current	$ 1,180,689	$ 1,767,196